Investment Strategy - Vanguard Explorer Fund	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund employs an active management approach, investing mainly in the stocks of small and mid-size companies and choosing stocks considered by the Fund’s advisors to have superior growth potential. These companies often provide little or no dividend income. The Fund has multiple advisors, each of which independently selects and maintains a portfolio of common stocks for the Fund.